FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Foreign Currency Risk, Exposure (Details) - Australia, Dollars - Currency risk - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ 26,589,673	$ 28,287,082
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	26,592,658	29,417,896
Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ (2,985)	$ (1,130,814)